CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares CNY	Additional Paid in Capital CNY	Retained Earnings (Accumulated Deficit) CNY	Accumulated Other Comprehensive Loss CNY	Comprehensive Income CNY
Beginning balance at Dec. 31, 2008		(6,858)	420	5,866	(11,107)	(2,037)
Beginning balance (in shares) at Dec. 31, 2008			56,000,000
Net income (loss)		45,079	0	0	45,079	0	45,079
Distribution to Founders (in shares)			0
Distribution to Founders		(3,454)	0	0	(3,454)	0
Dividend declared on Series A convertible preferred shares		(3,946)	0	0	(3,946)	0
Foreign currency translation adjustments		(3)	0	0	0	(3)	(3)
Comprehensive Income							45,076
Ending balance at Dec. 31, 2009		30,818	420	5,866	26,572	(2,040)
Ending balance (in shares) at Dec. 31, 2009			56,000,000
Net income (loss)		62,810	0	0	62,810	0	62,810
Conversion of Series A convertible preferred shares (in shares)			24,000,000
Conversion of Series A convertible preferred shares		96,949	161	96,788	0	0
Issuance of ordinary shares upon completion of initial public offering (in shares)			23,000,000
Issuance of ordinary shares upon completion of initial public offering		573,820	154	573,666	0	0
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			80,000
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		538	1	537	0	0
Share-based compensation (in shares)			0
Share-based compensation		5,720	0	5,720	0	0
Foreign currency translation adjustments		(4,563)	0	0	0	(4,563)	(4,563)
Comprehensive Income							58,247
Ending balance at Dec. 31, 2010		766,092	736	682,577	89,382	(6,603)
Ending balance (in shares) at Dec. 31, 2010			103,080,000
Net income (loss)	(1,104)	(6,950)	0	0	(6,950)	0	(6,950)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			764,239
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		4,605	5	4,600	0	0
Share-based compensation (in shares)			0
Share-based compensation		15,818	0	15,818	0	0
Foreign currency translation adjustments		(1,661)	0	0	0	(1,661)	(1,661)
Comprehensive Income							(8,611)
Ending balance at Dec. 31, 2011	$ 123,597	777,904	741	702,995	82,432	(8,264)
Ending balance (in shares) at Dec. 31, 2011			103,844,239